General (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated
	Percentage of ownership
	December 31,
	2021	2020
Matrix	48.92	49.28
Sapiens	43.64	43.96
Magic Software	45.59	45.53
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	50.00	50.00
Ofek	80.00	86.02
ZAP Group	100.00	-

(1)	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.